Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss from continuing operations	$ (2,678,746)	$ (6,936,529)	$ (15,303,402)	$ (33,469,830)
Net loss from discontinued operations, net of tax	(145,000)	(108,000)	70,024	(22,174,305)
Net loss	(2,823,746)	(7,044,529)	(15,303,402)	(55,644,135)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	194,051	304,331		206,246
Amortization of loan costs	1,961
Amortization of debt discount	65,592
Amortization of prepaid stock issued for services	43,000
Change in fair value of convertible debenture	255,229
Deferred tax expense	12,270	128,640		1,172
Stock-based compensation expense	152,034	380,685	2,486,151	1,656,674
Commitment fee expense				23,301,206
Gain on disposal of equipment
Goodwill and intangible asset impairment expenses		4,726,000
Write-off of amounts related to acquisition of FourCubed		4,726,000
Advisory expenses in exchange for warrant				2,001,677
Changes in assets and liabilities
Accounts receivable	(598,910)	528,072		(175,645)
Unbilled receivable	(460,091)	(295,741)
Deferred Prize Expense	(4,939,677)
Contract assets	(8,196)	(117,106)		127,424
Prepaid expenses and other current assets	(438,189)	(52,670)		(203,585)
Other long-term assets
Accounts payable and accrued expenses	(240,842)	530,899		798,026
Other long-term liabilities				(98,360)
Contract liabilities	5,563,188
Customer deposits and other current liabilities	(11,662,731)	(557,038)
Net cash (used for) provided by operating activities - continuing operations	(14,885,057)	(1,468,457)	(6,510,965)	(5,854,995)
Net cash (used for) operating activities - discontinued operations	(82,713)	(823,919)	533,133	(215,879)
Net cash (used for) provided by operating activities	(14,967,770)	(2,292,376)		(6,070,874)
Investing activities
Capital expenditures for equipment	(1,833)			(58,807)
Capital expenditures for internally developed software	(239,294)	(33,516)		(201,436)
Investment in Quintar				(200,000)
Proceeds from the sale of equipment
Cash and restricted cash acquired in SportsHub Gaming Network Merger
Payments relating to the acquisition of FourCubed				(5,883,477)
Net cash generated by/(used) for investing activities - continuing operations				(6,343,720)
Net cash generated by (used) for investing activities - discontinued operations				1,932,000
Net cash used for investing activities - continuing operations	(241,127)	(33,516)		(4,411,720)
Financing activities
Collection of stock subscription				5,266
Proceeds from convertible debenture	4,000,000
Proceeds from debt		2,532,345
Proceeds from line of credit	500,000
Repayments of debt	(250,613)
Payments of debt issue costs	(7,500)
Net advances to and proceeds from Affiliate				(190,155)
Proceeds from issuance of Series B preferred stock				6,000,000
Proceeds from issuance of ordinary shares, prefunded warrants and regular warrants, net of issuance costs				9,838,711
Proceeds from the exercise of stock options				24,263
Distributions from Parent		(63,614)
Net cash generated by financing activities - continuing operations				15,678,085
Net cash generated by financing activities - discontinued operations
Net cash generated by financing activities - continuing operations	4,241,887	2,468,731		15,678,085
Net change in cash and restricted cash	(10,967,010)	142,839		5,195,491
Cash and restricted cash, beginning of year	50,457,486	6,065,461	6,065,461	2,585,180
Less cash from discontinued operations	(313,000)	(982,000)	(982,000)	1,715,210
Cash and restricted cash, end of year	39,803,476	7,190,300	50,457,486	6,065,461
Reconciliation of Cash and Restricted Cash
Cash	28,830,217	7,190,300	39,324,529	6,065,461
Restricted cash	10,973,259		11,132,957
Total cash and restricted cash	39,803,476	7,190,300	50,457,486	6,065,461
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	109,165
Cash paid for taxes	19,916
Non-cash financing activities
Issuance of ordinary shares in MTS Merger				22,110,032
Issuance of ordinary shares in FourCubed Acquisition				1,606,602
Issuance of ordinary shares in SportsHub Gaming Network Merger
Issuance of ordinary shares for advisory services
Consideration due for FourCubed Acquisition				691,523
Series A Preferred Stock discount accretion				373,560
Series A Preferred Stock dividend accretion				91,192
Dividends on Series A Preferred Stock in common stock				94,700
Issuance of Series A-1 preferred stock in ordinary shares				1,729,101
Issuance of Series A-1 preferred stock in exchange for commitment fee				4,766,727
Issuance of Series B preferred stock in exchange for commitment fee				25,111,479
Dividends on Series B preferred stock in Series A-1 preferred stock	949	3,595		315,632
Conversion of Series A-1 preferred stock into ordinary shares				6,495,828
Conversion of Series B preferred stock into ordinary shares				24,262,771
Dividend due to forgiveness of MTS intercompany loan
Discount on convertible debenture and purchase warrant	1,574,229
Previously Reported [Member]
Operating activities
Net loss from continuing operations			(15,303,402)
Net loss from discontinued operations, net of tax			70,024
Net loss			(15,233,378)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization			1,165,517
Amortization of loan costs			8,073
Amortization of prepaid stock issued for services			43,000
Change in fair value of convertible debenture
Deferred tax expense			625
Stock-based compensation expense			2,486,151
Commitment fee expense
Gain on disposal of equipment			2,594
Goodwill and intangible asset impairment expenses			4,726,000
Write-off of amounts related to acquisition of FourCubed			(303,523)
Advisory expenses in exchange for warrant
Changes in assets and liabilities
Accounts receivable			319,737
Unbilled receivable
Deferred Prize Expense
Contract assets			(71,203)
Prepaid expenses and other current assets			1,068,832
Other long-term assets
Accounts payable and accrued expenses			1,012,947
Other long-term liabilities
Contract liabilities			(1,715,892)
Customer deposits and other current liabilities
Net cash (used for) provided by operating activities - continuing operations			(6,490,519)
Net cash (used for) operating activities - discontinued operations			553,133
Net cash (used for) provided by operating activities			(5,937,386)
Investing activities
Capital expenditures for equipment			(25,707)
Capital expenditures for internally developed software			(137,565)
Investment in Quintar
Proceeds from the sale of equipment			4,493
Cash and restricted cash acquired in SportsHub Gaming Network Merger			48,859,270
Payments relating to the acquisition of FourCubed			(388,000)
Net cash generated by/(used) for investing activities - continuing operations			48,312,491
Net cash generated by (used) for investing activities - discontinued operations			(10,423)
Net cash used for investing activities - continuing operations			48,302,068
Financing activities
Collection of stock subscription
Proceeds from debt			3,250,000
Repayments of debt			(549,225)
Payments of debt issue costs			(25,432)
Net advances to and proceeds from Affiliate
Proceeds from issuance of Series B preferred stock
Proceeds from issuance of ordinary shares, prefunded warrants and regular warrants, net of issuance costs
Proceeds from the exercise of stock options
Net cash generated by financing activities - continuing operations			2,675,343
Net cash generated by financing activities - discontinued operations
Net cash generated by financing activities - continuing operations			2,675,343
Net change in cash and restricted cash			45,040,025
Cash and restricted cash, beginning of year	$ 50,457,486	6,065,461	6,065,461
Less cash from discontinued operations		$ 648,000	648,000
Cash and restricted cash, end of year			50,457,486	$ 6,065,461
Reconciliation of Cash and Restricted Cash
Cash			39,324,529
Restricted cash			11,132,957
Total cash and restricted cash			50,457,486
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest			109,165
Cash paid for taxes			19,916
Non-cash financing activities
Issuance of ordinary shares in MTS Merger
Issuance of ordinary shares in FourCubed Acquisition
Issuance of ordinary shares in SportsHub Gaming Network Merger			1,370,287
Issuance of ordinary shares for advisory services			172,000
Consideration due for FourCubed Acquisition
Series A Preferred Stock discount accretion
Series A Preferred Stock dividend accretion
Dividends on Series A Preferred Stock in common stock
Issuance of Series A-1 preferred stock in ordinary shares
Issuance of Series A-1 preferred stock in exchange for commitment fee
Issuance of Series B preferred stock in exchange for commitment fee
Dividends on Series B preferred stock in Series A-1 preferred stock			8,862
Conversion of Series A-1 preferred stock into ordinary shares
Conversion of Series B preferred stock into ordinary shares
Dividend due to forgiveness of MTS intercompany loan			$ 2,039,000